PROJECT ASSETS - Schedule of Project Assets (Details) - USD ($)	Dec. 31, 2019	Dec. 31, 2018
PROJECT ASSETS
Project assets - Module cost	$ 4,616,399	$ 29,612,819
Project assets - Development and construction cost	32,112,215	71,316,605
Project assets - Others	1,919,237	7,409,941
Total project assets	38,647,851	108,339,365
Current portion	32,125,312	64,257,766
Non-current portion	$ 6,522,539	$ 44,081,599